Warrant liability (Tables)	6 Months Ended
Sep. 30, 2025
Warrants and Rights Note Disclosure [Abstract]
Schedule of warrants outstanding [Table Text Block]
Warrants outstanding

Balance, March 31, 2024	-
Reclassified from equity	5,243,727
Expired*	(2,023,727)
Balance, September 30, 2025 and March 31, 2025	3,220,000

Schedule of assumptions used to estimate fair value of warrants [Table Text Block]
	September 30, 2025	March 31, 2025

Stock price (C$)	$5.61	$2.10
Risk-free interest rate	2.39%	2.43%
Expected life (years)	1.24	1.75
Annualized volatility	84%	85%
Dividend rate	0%	0%

Schedule of warrants outstanding and exercisable [Table Text Block]
Outstanding	Exercisable		Exercise Price	Expiry date

**2,875,000	2,875,000	C$	6.00	December 28, 2026
**345,000	345,000	C$	5.00	December 28, 2026
3,220,000	3,220,000